Short Term Loans (Tables)	12 Months Ended
Dec. 31, 2016
Short Term Loans [Abstract]
Schedule of short term loans and related guarantees

		December 31, 2016	December 31, 2015
	Guarantee	Balance	Balance
Industrial Bank Co., Ltd., Taian Branch	Taian Development District Taishan Venture Capital Co., Ltd and Gary Wang	-	1,540,666

Subtotal of bank loans		$-	$1,540,666